Income Tax Expense - Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Reconciliation of income tax expense and accounting profit before income tax [abstract]
Tax calculated based on profit before tax and statutory tax rate	$ 119,094		$ 338,116	$ 451,676
Effects from adjustments based on regulation	(19,839)		(38,880)	(74,094)
Gain (loss) on investment in associates			(31,151)	19,228
Prior year income tax overestimation	(74,207)		(127,768)	(182,778)
Income tax on unappropriated retained earnings	14,012		66,066	85,607
Effect of different tax rates in countries in which the Group operates	1,046		1,134	1,022
Income tax expense	$ 40,106	$ 1,278	$ 207,517	$ 300,661